Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
No Load | Forward U.S. Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Forward U.S. Government Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income consistent with the preservation of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

		The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund and the Fund’s current yield, which are updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forwardinvesting.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – December 31, 2006	1.22%
Worst Quarter – June 30, 2013	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2013
No Load | Forward U.S. Government Money Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Administrative Fees	rr_Component3OtherExpensesOverAssets	0.25%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	1,270
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	560
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,270
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.06%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
No Load | Forward U.S. Government Money Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Administrative Fees	rr_Component3OtherExpensesOverAssets	0.25%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	288
10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_ExpenseExampleNoRedemptionYear01	32
3 Years	rr_ExpenseExampleNoRedemptionYear03	154
5 Years	rr_ExpenseExampleNoRedemptionYear05	288
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 677
2004	rr_AnnualReturn2004	0.93%
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	4.49%
2007	rr_AnnualReturn2007	4.67%
2008	rr_AnnualReturn2008	2.30%
2009	rr_AnnualReturn2009	0.26%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.04%
2013	rr_AnnualReturn2013	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 1992
No Load | Forward U.S. Government Money Fund | Citigroup 3-Month Treasury Bill Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
No Load | Forward U.S. Government Money Fund | Citigroup 3-Month Treasury Bill Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%

[1]	The Fund's investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.